Description of Business - Summary of Subsidiary Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
HGSL [Member]
Date of incorporation	May 17, 2017	May 17, 2017
Place of incorporation	Seychelles	Seychelles
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Investment holding	Investment holding
HGCL [Member]
Date of incorporation	May 29, 2017	May 29, 2017
Place of incorporation	Seychelles	Seychelles
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Investment holding	Investment holding
HGHK [Member]
Date of incorporation	Jan. 04, 2017	Jan. 04, 2017
Date of acquisition	Apr. 20, 2018	Apr. 20, 2018
Place of incorporation	Hong Kong	Hong Kong
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Investment holding	Investment holding
HEMC [Member]
Date of incorporation	Mar. 28, 2017	Mar. 28, 2017
Date of acquisition	Apr. 20, 2018	Apr. 20, 2018
Place of incorporation	PRC	PRC
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Investment holding	Investment holding
HSEC [Member]
Date of incorporation	Jan. 05, 2018	Jan. 05, 2018
Date of acquisition	May 04, 2018	May 04, 2018
Place of incorporation	PRC	PRC
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Investment holding	Investment holding
ZDSE [Member]
Date of incorporation	Jan. 19, 2016	Jan. 19, 2016
Date of acquisition	Jun. 27, 2018	Jun. 27, 2018
Place of incorporation	PRC	PRC
Percentage of legal ownership by the Company	100.00%	100.00%
Principal activities	Educational services	Educational services